INVESTMENTS	12 Months Ended
Dec. 31, 2012
INVESTMENTS
INVESTMENTS

2. INVESTMENTS

A summary of net investment income is as follows:

NET INVESTMENT INCOME

(in thousands)	2012	2011	2010
Interest on fixed income securities	$50,646	$58,294	$62,806
Dividends on equity securities	12,848	9,957	8,192
Interest on cash and short-term investments	15	47	170
Gross investment income	63,509	68,298	71,168
Less investment expenses	(4,678)	(4,617)	(4,369)
Net investment income	$58,831	$63,681	$66,799

Pretax net realized investment gains (losses) and net changes in unrealized gains (losses) on investments for the years ended December 31 are summarized as follows:

REALIZED/UNREALIZED GAINS

(in thousands)	2012	2011	2010
Net realized investment gains (losses):
Fixed income
Available-for-sale	$12,965	$10,892	$15,590
Held-to-maturity	247	201	120
Trading	—	—	28
Equity securities	16,245	6,129	7,443
Equity securities OTTI	(1,156)	(257)	—
Other	(2,929)	71	62
Total	$25,372	$17,036	$23,243
Net changes in unrealized gains (losses) on investments:
Fixed income:
Available-for-sale	$23,643	$22,393	$4,879
Equity securities	16,212	10,462	23,816
Total	$39,855	$32,855	$28,695
Net realized investment gains (losses) and changes in unrealized gains (losses) on investments	$65,227	$49,891	$51,938

During 2012, we recorded $25.4 million in net realized gains, including OTTI, along with a change in unrealized gains of $39.9 million. The majority of our net realized gains were due to sales of corporate bonds and equity securities. For 2012, the net realized investment gains and changes in unrealized gains (losses) on investments totaled $65.2 million.

The following is a summary of the disposition of fixed maturities and equities for the years ended December 31, with separate presentations for sales and calls/maturities.

SALES

				Net
	Proceeds	Gross Realized		Realized
(in thousands)	From Sales	Gains	Losses	Gain (Loss)
2012
Available-for-sale	$181,338	$11,208	$(43)	$11,165
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	78,315	19,755	(3,510)	16,245
2011
Available-for-sale	$383,664	$11,333	$(487)	$10,846
Held-to-maturity	—	—	—	—
Trading	—	—	—	—
Equities	40,092	8,483	(2,354)	6,129
2010
Available-for-sale	$323,887	$15,017	$(59)	$14,958
Held-to-maturity	—	—	—	—
Trading	1,006	28	—	28
Equities	35,559	8,525	(1,082)	7,443

CALLS/MATURITIES

				Net
		Gross Realized		Realized
(in thousands)	Proceeds	Gains	Losses	Gain (Loss)
2012
Available-for-sale	$248,134	$1,806	$(6)	$1,800
Held-to-maturity	273,816	247	—	247
Trading	—	—	—	—
2011
Available-for-sale	$261,654	$63	$(17)	$46
Held-to-maturity	258,493	201	—	201
Trading	6	—	—	—
2010
Available-for-sale	$382,456	$636	$(4)	$632
Held-to-maturity	249,927	120	—	120
Trading	3	—	—	—

FAIR VALUE MEASUREMENTS

Assets measured at fair value on a recurring basis as of December 31, 2012, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporate	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
U.S. government	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agency	$—	$11,759	$—	$11,759
Corporate	—	580,708	—	580,708
Mortgage-backed	—	250,387	—	250,387
ABS/CMO*	—	77,329	—	77,329
Non-U.S. govt. & agency	—	9,367	—	9,367
U.S. government	—	16,713	—	16,713
Municipal	—	432,319	—	432,319
Equity	375,788	—	—	375,788
Total available-for-sale securities	$375,788	$1,378,582	$—	$1,754,370
Total	$375,788	$1,378,589	$—	$1,754,377

*Asset-backed & collateralized mortgage obligations

Assets measured at fair value on a recurring basis as of December 31, 2011, are summarized below:

	Quoted in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Trading securities:
Corporate	$—	$—	$—	$—
Mortgage-backed	—	7	—	7
ABS/CMO*	—	—	—	—
U.S. government	—	—	—	—
Total trading securities	$—	$7	$—	$7
Available-for-sale securities:
U.S. agency	$—	$113,819	$—	$113,819
Corporate	—	467,100	—	467,100
Mortgage-backed	—	248,986	—	248,986
ABS/CMO*	—	56,953	—	56,953
Non-U.S. govt. & agency	—	6,697	—	6,697
U.S. government	—	16,172	—	16,172
Municipal	—	236,590	—	236,590
Equity	388,689	—	—	388,689
Total available-for-sale securities	$388,689	$1,146,317	$—	$1,535,006
Total	$388,689	$1,146,324	$—	$1,535,013

*Asset-backed & collateralized mortgage obligations

As noted in the previous tables, we did not have any assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2012 and 2011. Additionally, there were no securities transferred in or out of levels 1 or 2 during 2012 or 2011.

In addition, the following table is a schedule of amortized costs and estimated fair values of investments in fixed income and equity securities as of December 31, 2012 and 2011:

2012	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. government	$16,358	$16,713	$355	$—
U.S. agency	11,609	11,759	150	—
Non-U.S. govt. & agency	8,410	9,367	957	—
Mtge/ABS/CMO*	307,310	327,716	20,406	—
Corporate	535,437	580,708	45,497	(226)
Municipal	415,226	432,319	17,250	(157)
Fixed maturities	$1,294,350	$1,378,582	$84,615	$(383)
Equity securities	240,287	375,788	136,376	(875)
Total available-for-sale	$1,534,637	$1,754,370	$220,991	$(1,258)
Held-to-maturity:
U.S. agency	$10,076	$10,150	$74	$—
Corporate	—	—	—	—
Municipal	1,652	1,718	66	—
Total held-to-maturity	$11,728	$11,868	$140	$—
Trading**:
U.S. government	$—	$—	$—	$—
U.S. agency	—	—	—	—
Mtge/ABS/CMO*	6	7	—	—
Corporate	—	—	—	—
Municipal	—	—	—	—
Total trading	$6	$7	$—	$—
Total	$1,546,371	$1,766,245	$221,131	$(1,258)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

2011	Amortized		Gross Unrealized
(in thousands)	Cost	Fair Value	Gains	Losses
Available-for-sale:
U.S. government	$15,721	$16,172	$459	$(8)
U.S. agency	112,975	113,819	844	—
Non-U.S. govt. & agency	6,403	6,697	294	—
Mtge/ABS/CMO*	287,459	305,939	18,480	—
Corporate	439,079	467,100	31,640	(3,619)
Municipal	224,091	236,590	12,517	(18)
Fixed maturities	$1,085,728	$1,146,317	$64,234	$(3,645)
Equity securities	269,400	388,689	121,833	(2,544)
Total available-for-sale	$1,355,128	$1,535,006	$186,067	$(6,189)
Held-to-maturity:
U.S. agency	$243,571	$244,656	$1,085	$—
Corporate	15,000	14,536	—	(464)
Municipal	1,655	1,789	134	—
Total held-to-maturity	$260,226	$260,981	$1,219	$(464)
Trading**:
U.S. government	$—	$—	$—	$—
U.S. agency	—	—	—	—
Mtge/ABS/CMO*	7	7	—	—
Corporate	—	—	—	—
Municipal	—	—	—	—
Total trading	$7	$7	$—	$—
Total	$1,615,361	$1,795,994	$187,286	$(6,653)

*Mortgage-backed, asset-backed & collateralized mortgage obligations

**Trading securities are carried at fair value with unrealized gains (losses) included in earnings.

In 2012, a large proportion of the held-to-maturity allocation in agency debentures was called due to declining interest rates. Funds received were reinvested in corporate debt and municipals with an available-for-sale designation. We believe the available-for-sale designation more accurately reflects our strategic intent to hold investments, while retaining the flexibility to affect security selection over time should assumptions change.

CORPORATE BONDS

Unrealized losses in the corporate bond portfolio decreased to $0.2 million in 2012 from $4.1 million at the end of 2011 as interest rates declined during the year. These unrealized losses are not due to credit-specific issues. The corporate bond portfolio has an overall rating of A and we believe it is probable that we will receive all contractual payments in the form of principal and interest. In addition, we are not required to, nor do we intend to sell these investments prior to recovering the entire amortized cost basis of each security, which may be maturity. We do not consider these investments to be other-than-temporarily impaired at December 31, 2012.

EQUITY SECURITIES

Our equity portfolio consists of common stocks and exchange traded funds (ETF). Unrealized losses in the equity portfolio decreased in 2012. Given our intent to hold and expectation of recovery to cost within a reasonable period of time, we do not consider any of our equities to be other-than-temporarily impaired.

Under current accounting standards, an OTTI write-down of debt securities, where fair value is below amortized cost, is triggered by circumstances where (1) an entity has the intent to sell a security, (2) it is more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis, or (3) the entity does not expect to recover the entire amortized cost basis of the security. If an entity intends to sell a security or if it is more likely than not the entity will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the difference between the security’s amortized cost and its fair value. If an entity does not intend to sell the security or it is not more likely than not that it will be required to sell the security before recovery, the OTTI write-down is separated into an amount representing the credit loss, which is recognized in earnings, and the amount related to all other factors, which is recognized in other comprehensive income.

Part of our evaluation of whether particular securities are other-than-temporarily impaired involves assessing whether we have both the intent and ability to continue to hold equity securities in an unrealized loss position. For fixed income securities, we consider our intent to sell a security (which is determined on a security-by-security basis) and whether it is more likely than not we will be required to sell the security before the recovery of our amortized cost basis. Significant changes in these factors could result in a charge to net earnings for impairment losses. Impairment losses result in a reduction of the underlying investment’s cost basis.

The amortized cost and estimated fair value of fixed income securities at December 31, 2012, by contractual maturity, are shown as follows:

(in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$19,901	$19,896
Due after one year through five years	123,942	131,681
Due after five years through 10 years	659,318	707,490
Due after 10 years	183,879	191,799
Mtge/ABS/CMO*	307,310	327,716
Total available-for-sale	$1,294,350	$1,378,582
Held-to-maturity:
Due in one year or less	$2,996	$3,023
Due after one year through five years	651	718
Due after five years through 10 years	—	—
Due after 10 years	8,081	8,127
Total held-to-maturity	$11,728	$11,868
Trading:
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through 10 years	—	—
Due after 10 years	—	—
Mtge/ABS/CMO*	6	7
Total trading	$6	$7
Total fixed income:
Due in one year or less	$.22,897	$.22,919
Due after one year through five years	124,593	132,399
Due after five years through 10 years	659,318	707,490
Due after 10 years	191,960	199,926
Mtge/ABS/CMO*	307,316	327,723
Grand total	$1,306,084	$1,390,457

*Mortgage-backed, asset-backed & collateralized mortgage obligations

Expected maturities may differ from contractual maturities due to call provisions on some existing securities. At December 31, 2012, the net unrealized appreciation of available-for-sale fixed maturities and equity securities totaled $219.7 million pretax. At December 31, 2011, the net unrealized appreciation of available-for-sale fixed maturities and equity securities totaled $179.9 million pretax.

The following tables are also used as part of our impairment analysis and display the total value of securities that were in an unrealized loss position as of December 31, 2012, and December 31, 2011. These tables segregate the securities based on type, noting the fair value, cost (or amortized cost) and unrealized loss on each category of investment as well as in total. The tables further classify the securities based on the length of time they have been in an unrealized loss position.

December 31, 2012		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$749	$—	$749
Cost or amortized cost	749	—	749
Unrealized loss	$—	$—	$—
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$18	$—	$18
Cost or amortized cost	18	—	18
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$35,969	$960	$36,929
Cost or amortized cost	36,162	993	37,155
Unrealized loss	$(193)	$(33)	$(226)
Municipal:
Fair value	$35,064	$—	$35,064
Cost or amortized cost	35,221	—	35,221
Unrealized loss	$(157)	$—	$(157)
Subtotal, debt securities:
Fair value	$71,800	$960	$72,760
Cost or amortized cost	72,150	993	73,143
Unrealized loss	$(350)	$(33)	$(383)
Equity securities:
Fair value	$16,207	$—	$16,207
Cost or amortized cost	17,082	—	17,082
Unrealized loss	$(875)	$—	$(875)
Total:
Fair value	$88,007	$960	$88,967
Cost or amortized cost	89,232	993	90,225
Unrealized loss	$(1,225)	$(33)	$(1,258)

*Asset-backed & collateralized mortgage obligations

December 31, 2011		12 Mos.
(in thousands)	<12 Mos.	& Greater	Total
U.S. Government:
Fair value	$5,023	$—	$5,023
Cost or amortized cost	5,031	—	5,031
Unrealized loss	$(8)	$—	$(8)
U.S. Agency:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Mortgage Backed:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
ABS/CMO*:
Fair value	$—	$—	$—
Cost or amortized cost	—	—	—
Unrealized loss	$—	$—	$—
Corporate:
Fair value	$49,464	$28,698	$78,162
Cost or amortized cost	51,894	30,351	82,245
Unrealized loss	$(2,430)	$(1,653)	$(4,083)
Municipal:
Fair value	$—	$1,050	$1,050
Cost or amortized cost	—	1,068	1,068
Unrealized loss	$—	$(18)	$(18)
Subtotal, debt securities:
Fair value	$54,487	$29,748	$84,235
Cost or amortized cost	56,925	31,419	88,344
Unrealized loss	$(2,438)	$(1,671)	$(4,109)
Equity securities:
Fair value	$25,952	$—	$25,952
Cost or amortized cost	28,496	—	28,496
Unrealized loss	$(2,544)	$—	$(2,544)
Total:
Fair value	$80,439	$29,748	$110,187
Cost or amortized cost	85,421	31,419	116,840
Unrealized loss	$(4,982)	$(1,671)	$(6,653)

*Asset-backed & collateralized mortgage obligations

As of December 31, 2012, we held five equity securities that were in unrealized loss positions. The total unrealized loss on these securities was $0.9 million. In considering both the significance and duration of the unrealized loss positions, we have no equity securities in an unrealized loss position of greater than 20 percent for more than six consecutive months.

The fixed income portfolio contained 33 securities at an unrealized loss as of December 31, 2012. Of these 33 securities, one has been in an unrealized loss position for 12 consecutive months or longer and represents less than $0.1 million in unrealized losses. The majority of fixed income unrealized losses can be attributed to increases in interest rates after securities were purchased during 2012. They are not credit-specific issues. All fixed income securities in the investment portfolio continue to pay the expected coupon payments under the contractual terms of the securities. Any credit-related impairment related to fixed income securities we do not plan to sell and for which we are not more likely than not to be required to sell is recognized in net earnings, with the non-credit related impairment recognized in comprehensive earnings. Based on our analysis, our fixed income portfolio is of a high credit quality and we believe we will recover the amortized cost basis of our fixed income securities. We continually monitor the credit quality of our fixed income investments to assess if it is probable that we will receive our contractual or estimated cash flows in the form of principal and interest. There were no OTTI losses recognized in other comprehensive earnings in the periods presented.

Key factors that we consider in the evaluation of credit quality include:

•          Changes in technology that may impair the earnings potential of the investment,

•          The discontinuance of a segment of business that may affect future earnings potential,

•          Reduction or elimination of dividends,

•          Specific concerns related to the issuer’s industry or geographic area of operation,

•          Significant or recurring operating losses, poor cash flows, and/or deteriorating liquidity ratios, and

•          Downgrades in credit quality by a major rating agency.

Based on our analysis, we’ve concluded that the securities in an unrealized loss position were not other-than-temporarily impaired at December 31, 2012 and 2011.

During 2012, we recognized $1.2 million in impairment losses through net earnings. All losses were taken during the second quarter in our equity portfolio on securities we no longer had the intent to hold. There were $0.3 million in losses associated with OTTI of securities in 2011. During 2010, we did not recognize any impairment losses.

As required by law, certain fixed maturity investments amounting to $24.2 million at December 31, 2012, were on deposit with either regulatory authorities or banks. Additionally, we have certain fixed maturities of less than $0.1 million held in trust at December 31, 2012. These funds cover net premiums, losses and expenses related to a property and casualty insurance program.